Note 14 - Income Tax	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14.	INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands.  However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Loss before income taxes from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2014	2013	2012

Cayman Islands	$(18,943)	$(22,116)	$(31,218)
Foreign	5,070	4,015	5,633

	$(13,873)	$(18,101)	$(25,585)

Income tax expense from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2014	2013	2012

Current	$1,106	$951	$1,002
Deferred	78	41	101

Income tax expense	$1,184	$992	$1,103

Income tax expenses (benefit) from discontinued operations were $0, $0, and $(1,000) for the years ended December 31, 2014, 2013, and 2012, respectively.

The Company and its subsidiaries file separate income tax returns.  The applicable statutory income tax rate in the Cayman Islands was zero for the Company for the years being reported.  The reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate is as follows:

(In Thousands)

	Years Ended December 31
	2014	2013	2012

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	989	808	1,048
Changes in deferred income tax assets	(72)	(474)	156
Adjustments to prior years’ taxes	23	20	(2)
Changes in valuation allowances for deferred income tax assets	150	515	(55)
Other	94	123	(44)

	$1,184	$992	$1,103

The deferred income tax assets and liabilities as of December 31, 2014 and 2013 consisted of the following:

(In Thousands)

	December 31
	2014	2013
Deferred income tax assets
Research and development credits	$5,858	$5,634
Net operating loss carryforwards	101	71
Depreciation and amortization	293	301
Accrued vacation and other expenses	98	174
	6,350	6,180
Valuation allowance	(6,219)	(6,069)

Total net deferred income tax assets	$131	$111

Deferred income tax liabilities
Unrealized capital allowance	$10	$16
Unrealized foreign exchanges	109	5

	$119	$21

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not more than likely. The valuation allowance increased by $150,000 and $515,000 and decreased by $55,000 for the years ended December 31, 2014, 2013, and 2012, respectively.  The changes in the valuation allowance in 2014, 2013, and 2012 were primary due to the fluctuations in R&D credits from O2Micro Inc. that could not be utilized.

As of December 31, 2014, O2Micro, Inc. had U.S. federal and state research and development credit carryforwards of approximately $5,349,000 and $6,590,000, respectively.  The US federal research and development credit will expire from 2022 through 2034 if not utilized, while the state research and development credit will never expire.  Utilization of the research and development credits may be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986 and similar provisions in the State of California’s tax regulations. The annual limitation may result in the expiration of federal research and development credits before utilization.

The Company files income tax returns in various foreign jurisdictions.  The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2009 because of the statute of limitations.